Asset Impairments - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended									4 Months Ended	5 Months Ended	6 Months Ended				12 Months Ended
	Jul. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) Vessel		Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) Vessel		Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jul. 31, 2017 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel	Jun. 30, 2018 USD ($) Vessel		Jun. 30, 2017 USD ($) Vessel		Mar. 31, 2017 USD ($) Vessel
Derivatives, Fair Value [Line Items]
Asset impairments		$ 1,215	[1]	$ 16,777								$ 16,777 [2]	$ 7,401	[1]
Number of vessels impaired during the period | Vessel		2	[3]									5	15	[3]
Fair value of assets incurring impairment												$ 8,763
Stacked Vessels
Derivatives, Fair Value [Line Items]
Asset impairments												$ 14,400
Number of vessels impaired during the period | Vessel		2										5	15
Fair value of assets incurring impairment												$ 8,800
Active Vessels
Derivatives, Fair Value [Line Items]
Asset impairments												$ 0
Predecessor
Derivatives, Fair Value [Line Items]
Asset impairments	$ 21,325				$ 163,423	[1]	$ 64,857	$ 253,422	$ 129,562	$ 36,886	$ 184,748 [2]				$ 228,280	[1]	$ 484,727 [2]
Number of vessels impaired during the period | Vessel					77	[3]					79				89	[3]	132
Fair value of assets incurring impairment											$ 571,821						$ 933,068
Predecessor | Stacked Vessels
Derivatives, Fair Value [Line Items]
Asset impairments											$ 157,800
Number of vessels impaired during the period | Vessel					72						73				83
Fair value of assets incurring impairment											$ 505,600
Predecessor | Active Vessels
Derivatives, Fair Value [Line Items]
Asset impairments											$ 26,900
Number of vessels impaired during the period | Vessel					6						6				6
Fair value of assets incurring impairment											$ 66,200

[1]	Refer to Note (14) for additional information regarding asset impairment.
[2]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.
[3]	For the quarter and six months periods ended June 30, 2018, there were 2 and 15 stacked vessels impaired, respectively. For the quarter ended June 30, 2017, there were 72 stacked vessels and 5 active vessels impaired, respectively and for the six month period ended June 30, 2017 there were 83 stacked vessels and 6 active vessels impaired, respectively.